Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Deferred tax assets not recognized in respect of tax losses	¥ 726	¥ 997
Tax losses carried forward years	5 years
Additional deduction rate of expense on qualified research and development costs for tax purpose	75.00%	75.00%	75.00%
Unrecognized Deferred tax assets	¥ 181	¥ 249